UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, August 9, 2007
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 61
Form 13F Information Table Value Total: $103,535
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item
7
Item 8 a)
b)
c)
ABBOTT LABORATORIES
Common Stocks
2824100
258
4816
4816
0
0
0
4816
0
0
AIR PRODUCTS & CHEMICALS INC
Common Stocks
9158106
201
2500
2500
0
0
0
2500
0
0
ALTRIA GROUP INC
Common Stocks
02209S103
2483
35399
35399
0
0
0
35399
0
0
AMDOCS LIMITED
Common Stocks
G02602103
238
5985
5985
0
0
0
5985
0
0
AMERICAN ELECTRIC POWER
Common Stocks
25537101
674
14964
14964
0
0
0
14964
0
0
ANHEUSER-BUSCH COS. INC
Common Stocks
35229103
835
16005
16005
0
0
0
16005
0
0
APARTMENT INVT & MGMT CO - A
Common Stocks
03748R101
4034
80000
80000
0
0
0
80000
0
0
AT&T INC NEW
Common Stocks
00206R102
2793
67311
67311
0
0
0
67311
0
0
BANK OF AMERICA CORP
Common Stocks
60505104
579
11848
11848
0
0
0
11848
0
0
BERKSHIRE HATHAWAY INC - CL B
Common Stocks
84670207
1983
550
550
0
0
0
550
0
0
BP PLC - ADR
Common Stocks
55622104
252
3492
3492
0
0
0
3492
0
0
CBS CORP NEW CL B
Common Stocks
124857202
2357
70751
70751
0
0
0
70751
0
0
CHEVRON CORP
Common Stocks
166764100
1163
13808
13808
0
0
0
13808
0
0
CINCINNATI FINANCIAL CORP
Common Stocks
172062101
1992
45893
45893
0
0
0
45893
0
0
CISCO SYSTEMS INC
Common Stocks
17275R102
1704
61167
61167
0
0
0
61167
0
0
CITIGROUP INC
Common Stocks
172967101
2433
47431
47431
0
0
0
47431
0
0
COCA-COLA CO
Common Stocks
191216100
2719
51982
51982
0
0
0
51982
0
0
COLGATE-PALMOLIVE CO
Common Stocks
194162103
206
3184
3184
0
0
0
3184
0
0
CONOCOPHILLIPS
Common Stocks
20825C104
1931
24605
24605
0
0
0
24605
0
0
DANAHER CORP
Common Stocks
235851102
1440
19075
19075
0
0
0
19075
0
0
ELI LILLY & CO
Common Stocks
532457108
1644
29423
29423
0
0
0
29423
0
0
ERHC ENERGY INC
Common Stocks
26884J104
12
40000
40000
0
0
0
40000
0
0
EXXON MOBIL CORP
Common Stocks
30231G102
5042
60104
60104
0
0
0
60104
0
0
FANNIE MAE
Common Stocks
313586109
2184
33425
33425
0
0
0
33425
0
0
FIFTH THIRD BANCORP
Common Stocks
316773100
2181
54837
54837
0
0
0
54837
0
0
GENERAL ELECTRIC CO
Common Stocks
369604103
4124
107735
107735
0
0
0
107735
0
0
GENERAL MILLS INC
Common Stocks
370334104
303
5190
5190
0
0
0
5190
0
0
HALLIBURTON CO
Common Stocks
406216101
1785
51751
51751
0
0
0
51751
0
0
HEWLETT-PACKARD CO
Common Stocks
428236103
3113
69771
69771
0
0
0
69771
0
0
HSBC HOLDINGS PLC - ADR
Common Stocks
404280406
376
4101
4101
0
0
0
4101
0
0
HYFLUX LTD
Common Stocks
Y3817K105
29
15000
15000
0
0
0
15000
0
0
ILLINOIS TOOL WORKS
Common Stocks
452308109
2264
41775
41775
0
0
0
41775
0
0
INTEL CORP
Common Stocks
458140100
1728
72810
72810
0
0
0
72810
0
0
JOHNSON & JOHNSON
Common Stocks
478160104
3009
48832
48832
0
0
0
48832
0
0
JOHNSON CONTROLS INC
Common Stocks
478336107
289
2500
2500
0
0
0
2500
0
0
KIMBERLY-CLARK CORP
Common Stocks
494368103
2107
31495
31495
0
0
0
31495
0
0
KRAFT FOODS
Common Stocks
50075N104
851
24143
24143
0
0
0
24143
0
0
MEDTRONIC INC
Common Stocks
585055106
2244
43276
43276
0
0
0
43276
0
0
MERCK & CO INC
Common Stocks
589331107
2329
46765
46765
0
0
0
46765
0
0
MICROSOFT CORP
Common Stocks
594918104
2025
68705
68705
0
0
0
68705
0
0
MITSUBISHI UFJ FINL GROUP - ADR
Common Stocks
606822104
136
12375
12375
0
0
0
12375
0
0
NABORS INDUSTRIES
Common Stocks
G6359F103
223
6675
6675
0
0
0
6675
0
0
PEPSICO INC
Common Stocks
713448108
3598
55489
55489
0
0
0
55489
0
0
PRAXAIR INC
Common Stocks
74005P104
2238
31093
31093
0
0
0
31093
0
0
PROCTER & GAMBLE CO
Common Stocks
742718109
4550
74353
74353
0
0
0
74353
0
0
ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1371
15462
15462
0
0
0
15462
0
0
ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
2084
25670
25670
0
0
0
25670
0
0
SCHERING-PLOUGH CORP
Common Stocks
806605101
233
7660
7660
0
0
0
7660
0
0
SPECTRA ENERGY
Common Stocks
847560109
2075
79916
79916
0
0
0
79916
0
0
T ROWE PRICE GROUP INC
Common Stocks
74144T108
3017
58143
58143
0
0
0
58143
0
0
TARGET CORP
Common Stocks
87612E106
2048
32195
32195
0
0
0
32195
0
0
TEXAS INSTRUMENTS INC
Common Stocks
882508104
2068
54960
54960
0
0
0
54960
0
0
TEXTRON INC
Common Stocks
883203101
206
1868
1868
0
0
0
1868
0
0
UBS AG - NEW
Common Stocks
H89231338
1965
32740
32740
0
0
0
32740
0
0
UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
1967
26950
26950
0
0
0
26950
0
0
UNITED TECHNOLOGIES CORP
Common Stocks
913017109
3243
45728
45728
0
0
0
45728
0
0
VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
1076
26144
26144
0
0
0
26144
0
0
VIACOM INC NEW CL B
Common Stocks
92553P201
911
21881
21881
0
0
0
21881
0
0
WALGREEN CO
Common Stocks
931422109
2146
49280
49280
0
0
0
49280
0
0
WASH MUTUAL INC
Common Stocks
939322103
223
5225
5225
0
0
0
5225
0
0
WP CAREY & CO. LLC
Common Stocks
92930Y107
241
7650
7650
0
0
0
7650
0
0